Voyage revenues (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 462,721	$ 778,217
Time charters [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	241,378	448,357
Voyage charters [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	219,666	326,323
Pool revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,677	$ 3,537